BUSINESS ACQUISITIONS	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITIONS

NOTE 2 – BUSINESS ACQUISITIONS

Optilan Holdco 3 Limited

On August 9, 2021, the Company entered into a Share Purchase Agreement with Optilan Guernsey Limited and Optilan Holdco 2 Limited (the “Sellers”), pursuant to which the Company purchased from the Sellers all of the issued and outstanding equity interests of Optilan HoldCo 3 Limited, a private company incorporated in England and Wales (“Optilan”) for £1.00 and also a commitment to enter into the Subscription (as defined below). As of August 9, 2021, the Company owns all of the equity interests of Optilan.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities and the preliminary acquisition accounting for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at September 30, 2021:

Fair Value
Cash	$736,177
Accounts receivable	4,619,381
Inventory	2,040,887
Unbilled revenue	540,321
Property & equipment	1,393,274
Right of use	1,385,825
Goodwill	12,181,350
Total assets	22,891,215
Accounts payable	11,622,018
Contract deposits	3,168,493
Contract liabilities, current	4,139,193
Lease liabilities, current	141,730
Other current liabilities	2,496,725
Lease liabilities, noncurrent	628,529
Total purchase consideration	$694,527

This purchase price allocation is preliminary and is pending the finalization of the third-party valuation analysis and working capital, as the Company has not yet completed the detailed valuation analyses as of the filing date of this Form 10-Q.

Wildlife Specialists, LLC and Remote Intelligence, LLC

On August 30, 2021, we closed two separate Membership Interest Purchase Agreements (the “MPAs”) with Remote Intelligence, Limited Liability Company, a Pennsylvania limited liability company (“RI”) and Wildlife Specialists, LLC, a Pennsylvania limited liability company (“WS”) pursuant to which we agreed to pay to the majority shareholder of each of RI and WS an aggregate of 15,000,000 shares of our Common Stock, $500,000 to be paid on the closing date, and an additional $500,000 to be paid 12 weeks from closing date in exchange for 60% ownership of each of RI and WS. RI and WS are now subsidiaries of the Company.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities and the preliminary acquisition accounting for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at September 30, 2021:

WILDLIFE SPECIALISTS	Fair Value
Cash	$33,910
Accounts receivable	161,866
Other current assets	600
Property & equipment	99,490
Goodwill	1,191,085
Total assets	1,486,951
Accounts payable	151,888
Other current liabilities	241,763
Total purchase consideration	$1,478,000

REMOTE INTELLIGENCE	Fair Value
Cash	$6,158
Accounts receivable	24,036
Property & equipment	111,636
Goodwill	1,729,800
Total assets	1,871,630
Accounts payable	141,859
Other long term liabilities	251,771
Total purchase consideration	$1,478,000

These purchase price allocations are preliminary and are pending the finalization of the third-party valuation analysis and working capital, as the Company has not yet completed the detailed valuation analyses as of the filing date of this Form 10-Q.

TJM Electronics West, Inc.

On September 8, 2021, we entered into and closed the Stock Purchase Agreement (the “TJM SPA”) with TJM Electronics West, Inc., an Arizona corporation (“TJM”), and TJM’s shareholders, pursuant to which we agreed to purchase all of the equity interests in TJM in exchange for $450,000, subject to adjustments as defined in the TJM SPA. TJM is now a wholly-owned subsidiary of the Company.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective fair values. The excess of the consideration transferred over the estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities and the preliminary acquisition accounting for the fair value of the assets and liabilities recognized in the Condensed Consolidated Balance Sheet at September 30, 2021:

Fair Value
Accounts receivable	$3,400
Property & equipment	91,051
Goodwill	355,549
Total assets	450,000
Total purchase consideration	$450,000

This purchase price allocation is preliminary and is pending the finalization of the third-party valuation analysis and working capital, as the Company has not yet completed the detailed valuation analyses as of the filing date of this Form 10-Q.